SCHEDULE OF INVESTMENTS
Thornburg Global Opportunities Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 96.9%
	Automobiles & Components — 0.5%
	Automobiles — 0.5%
	Mercedes-Benz Group AG	184,274	$9,247,420
			9,247,420
	Banks — 10.7%
	Banks — 10.7%
	Bank of Ireland Group plc	2,789,188	55,532,184
	BNP Paribas SA	553,064	64,545,419
	Citigroup, Inc.	521,285	72,959,049
			193,036,652
	Capital Goods — 8.3%
	Aerospace & Defense — 3.6%
	L3Harris Technologies, Inc.	72,197	20,979,726
	MTU Aero Engines AG	105,394	43,821,993
	Electrical Equipment — 3.2%
	Contemporary Amperex Technology Co. Ltd. Class A	996,886	57,739,583
	Machinery — 1.5%
	Techtronic Industries Co. Ltd.	1,680,638	27,750,451
			150,291,753
	Commercial & Professional Services — 3.0%
	Professional Services — 3.0%
[a]	CACI International, Inc. Class A	65,034	30,127,651
	Teleperformance SE	464,876	24,423,071
			54,550,722
	Consumer Discretionary Distribution & Retail — 3.3%
	Broadline Retail — 1.9%
	Alibaba Group Holding Ltd. Sponsored ADR	357,053	34,269,947
	Specialty Retail — 1.4%
	TJX Cos., Inc.	168,207	25,483,360
			59,753,307
	Consumer Durables & Apparel — 0.5%
	Household Durables — 0.5%
	Nien Made Enterprise Co. Ltd.	734,690	7,979,619
			7,979,619
	Consumer Services — 6.2%
	Hotels, Restaurants & Leisure — 6.2%
	Booking Holdings, Inc.	170,575	30,403,288
	Galaxy Entertainment Group Ltd.	11,929,258	44,748,882
	Round One Corp.	5,164,064	36,905,455
			112,057,625
	Consumer Staples Distribution & Retail — 1.5%
	Consumer Staples Distribution & Retail — 1.5%
	Tesco plc	4,509,770	27,439,361
			27,439,361
	Energy — 6.0%
	Oil, Gas & Consumable Fuels — 6.0%
	Reliance Industries Ltd.	3,003,620	41,075,823
	Shell plc	830,216	32,314,220
	TotalEnergies SE	449,556	34,944,469
			108,334,512
	Financial Services — 4.5%
	Capital Markets — 3.4%
	Charles Schwab Corp.	669,882	61,810,012

SCHEDULE OF INVESTMENTS, Continued
Thornburg Global Opportunities Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Consumer Finance — 1.1%
	Capital One Financial Corp.	99,602	$19,982,153
			81,792,165
	Food, Beverage & Tobacco — 1.5%
	Beverages — 1.5%
	Coca-Cola Icecek AS	14,826,506	26,397,434
			26,397,434
	Insurance — 2.7%
	Insurance — 2.7%
	NN Group NV	561,823	49,211,036
			49,211,036
	Materials — 4.8%
	Metals & Mining — 4.8%
	Freeport-McMoRan, Inc.	776,193	48,814,778
[a]	Mineral Resources Ltd.	869,327	37,358,606
			86,173,384
	Media & Entertainment — 9.5%
	Entertainment — 1.2%
[a]	Netflix, Inc.	307,033	21,922,156
	Interactive Media & Services — 8.3%
	Alphabet, Inc. Class A	241,886	86,442,800
	Meta Platforms, Inc. Class A	41,820	23,556,788
	Tencent Holdings Ltd.	733,195	40,180,191
			172,101,935
	Pharmaceuticals, Biotechnology & Life Sciences — 3.9%
	Pharmaceuticals — 3.9%
	Eli Lilly & Co.	41,944	50,308,892
	Novo Nordisk AS Class B	422,929	20,339,435
			70,648,327
	Semiconductors & Semiconductor Equipment — 5.4%
	Semiconductors & Semiconductor Equipment — 5.4%
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,282,056	96,989,781
			96,989,781
	Software & Services — 4.0%
	Software — 4.0%
[a]	Adobe, Inc.	174,289	35,732,731
	SAP SE	231,773	35,486,390
			71,219,121
	Technology Hardware & Equipment — 7.3%
	Technology Hardware, Storage & Peripherals — 7.3%
	Samsung Electronics Co. Ltd.	607,871	131,045,578
			131,045,578
	Telecommunication Services — 13.3%
	Diversified Telecommunication Services — 13.3%
	AT&T, Inc.	2,422,313	50,141,879
	Converge Information & Communications Technology Solutions, Inc.	71,544,386	11,797,771
	Deutsche Telekom AG	1,450,997	39,541,130
	Orange SA	3,520,361	66,389,120
	Zegona Communications plc	3,440,442	72,652,099
			240,521,999
	Total Common Stock (Cost $985,783,922)		1,748,791,731
	Short-Term Investments — 3.4%
[b]	Thornburg Capital Management Fund	6,056,190	60,561,896
	Total Short-Term Investments (Cost $60,561,896)		60,561,896

SCHEDULE OF INVESTMENTS, Continued
Thornburg Global Opportunities Fund
June 30, 2026 (Unaudited)

Issuer-Description	SHARES	VALUE
Total Investments — 100.3% (Cost $1,046,345,818)		$1,809,353,627
Liabilities Net of Other Assets — (0.3)%		(5,007,153)
Net Assets — 100.0%		$1,804,346,474

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2026
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Great Britain Pound	SSB	Sell	10,501,000	9/16/2026	13,928,978	$164,099	$—
Euro	BBH	Sell	240,226,800	9/28/2026	275,491,089	—	(1,995,279)

Total						$164,099	$(1,995,279)

Net unrealized appreciation (depreciation)							$(1,831,180)

*	Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Global Opportunities Fund
June 30, 2026 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Global Opportunities Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee" as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and ask prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Global Opportunities Fund
June 30, 2026 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of the Fund’s investments may be significantly affected on days when shareholders are unable to buy or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/26	Dividend Income
Thornburg Capital Mgmt. Fund	$42,548,257	$360,769,684	$(342,756,045)	$-	$-	$60,561,896	$2,289,736